Fair Values (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Financial Instruments Measured at Fair Value
The Group’s financial instruments measured at fair value at the end of the reporting period are detailed below:

Portfolio of Instruments as of 12.31.20	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	128,324,920	—
Government Securities	23,170,495	911,380	200,768
Corporate Securities	1,653,980	—	1,158,017
Derivative Financial Instruments	—	547,929	1,617,103
Other Financial Assets	2,760,728	31,255	—
Other Debt Securities (* )	604,996	3,580,102	—
Financial Assets Pledged as Collateral	2,035,559	—	—
Investments in Equity Investments	234,774	—	5,476,910
Liabilities
Derivative Financial Instruments	—	57,450	—

Total	30,460,532	133,338,136	8,452,798

(*)	It relates to Government Securities measured at fair value through other comprehensive income.

Portfolio of Instruments as of 12.31.19	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Argentine Central Bank’s Bills and Notes	—	79,153,628	—
Government Securities	2,052,669	—	7,069,005
Corporate Securities	904,405	—	251,671
Derivative Financial Instruments	—	1,903,979	1,266,836
Other Financial Assets	6,789,474	50,917	—
Other Debt Securities (*)	21,668,553	—	—
Financial Assets Pledged as Collateral	957,979	—	1,405,002
Equity Investments	220,552	—	5,979,907
Liabilities
Liabilities at fair value through profit or loss	1,936,133	—	—
Derivative Financial Instruments	—	1,199,533	—

Total	30,657,499	79,908,991	15,972,421

(*)	It relates to Government Securities measured at fair value through other comprehensive income.

Summary of Changes in Instruments Included in Fair Value Level 3
The evolution of instruments included in Level 3 Fair Value is detailed below:

Level 3	12.31.19	Transfers (*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.20
Government Securities	7,069,005	(1,734,412)	18,522,437	(22,946,325)	915,243	(1,625,180)	200,768
Corporate Securities	251,671	123,615	3,850,367	(2,996,313)	99,825	(171,148)	1,158,017
Derivative Financial Instruments	1,266,836	—	—	—	686,568	(336,301)	1,617,103
Financial Assets Pledged as Collateral	1,405,002	(209,844)	700,459	(1,580,566)	(162,288)	(152,763)	—
Investments in Equity Instruments	5,979,907	—	—	—	1,052,243	(1,555,240)	5,476,910

Total	15,972,421	(1,820,641)	23,073,263	(27,523,204)	2,591,591	(3,840,632)	8,452,798

(*)	They include the movements of levels of financial instruments classified as fair value Level 3, as described above.

Level 3	12.31.18	Transfers (*)	Recognition	Derecognition	Income (Loss)	Inflation Effect	12.31.19
Government Securities	983,085	9,025,790	24,808,830	(26,392,026)	(1,247,071)	(109,603)	7,069,005
Corporate Securities	1,659,863	29,357	8,855,903	(9,903,261)	372,290	(762,481)	251,671
Derivative Financial Instruments	—	—	1,743,456	—	—	(476,620)	1,266,836
Financial Assets Pledged as Collateral	—	2,962,544	1,299,228	(2,378,488)	(496,746)	18,464	1,405,002
Investments in Equity Instruments	281,177	(29,423)	7,198,058	—	438,721	(1,908,626)	5,979,907

Total	2,924,125	11,988,268	43,905,475	(38,673,775)	(932,806)	(3,238,866)	15,972,421

(*)	They include the movements of levels of financial instruments classified as fair value Level 3, as described above.

Summary of Assets and Liabilities Recorded at Amortized Cost
The Group included below the fair value of the instruments not carried at fair value as of the year-end.

Items of Assets/(Liabilities) as of 12.31.20	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	175,423,476	175,423,476	175,423,476	—	—
Repurchase Transactions	60,995,643	60,995,643	60,995,643	—	—
Loans and Other Financing	526,434,119	527,834,544	—	—	527,834,544
Other Financial Assets	7,301,643	7,161,885	4,399,582	—	2,762,303
Other Debt Securities	18,885,279	18,878,854	—	—	18,878,854
Financial Assets Pledged as Collateral	16,681,884	16,681,884	16,681,884	—	—
Liabilities
Deposits	676,395,735	676,454,768	—	—	676,454,768
Financing Received from the Argentine Central Bank and Other Financial Institutions	13,833,439	9,934,732	—	—	9,934,732
Debt Securities	17,073,898	16,207,692	12,208,069	—	3,999,623
Subordinated Debt Securities	21,653,546	18,850,289	—	—	18,850,289
Other Financial Liabilities	97,471,465	97,083,349	—	—	97,083,349

Items of Assets/(Liabilities) as of 12.31.19	Book Value	Fair Value	Fair Value Level 1	Fair Value Level 2	Fair Value Level 3
Assets
Cash and Due from Banks	177,866,399	177,866,399	177,866,399	—	—
Repurchase Transactions	40,944,933	40,944,933	40,944,933	—	—
Loans and Other Financing	488,144,152	487,184,349	—	—	487,184,349
Other Financial Assets	8,019,809	8,796,107	9,228	—	8,786,879
Other Debt Securities	4,224,883	4,233,738	—	—	4,233,738
Financial Assets Pledged as Collateral	13,362,055	13,362,054	13,362,054	—	—
Liabilities
Deposits	536,033,696	536,246,597	—	—	536,246,597
Financing Received from the Argentine Central Bank and Other Financial Institutions	30,936,161	29,554,907	—	—	29,554,907
Debt Securities	39,808,666	40,333,927	40,333,927	—	—
Subordinated Debt Securities	21,100,718	20,384,249	—	—	20,384,249
Other Financial Liabilities	97,153,624	96,516,196	—	—	96,516,196